SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	[1]	$ 28,567,980	$ 19,202,976
Provision for credit losses		(188,432)	(207,499)
Accounts receivable, net		$ 28,379,548	$ 18,995,477

[1]	$3,914,532 and $4,025,547 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2023 and December 31, 2024 (Note 10).